Regulatory Matters (Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk weighted assets), Amount	$ 23,699	$ 22,869
Total capital (to risk weighted assets), Ratio	12.36%	12.91%
Tier 1 capital (to risk weighted assets), Amount	22,959	21,946
Tier 1 capital (to risk weighted assets), Ratio	11.97%	12.39%
Tier 1 capital (to adjusted assets), Amount	22,959	21,946
Tier 1 capital (to adjusted assets), Ratio	8.40%	8.49%
Tangible capital (to tangible assets), Amount	22,959	21,946
Tangible capital (to tangible assets), Ratio	8.40%	8.49%
Minimum [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk weighted assets) For Capital Adequacy Purposes, Amount	15,338	14,176
Total capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	19,173	17,720
Total capital (to risk weighted assets) For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Total capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier 1 capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	11,504	10,632
Tier 1 capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.00%	6.00%
Tier 1 capital (to adjusted assets) For Capital Adequacy Purposes, Amount	10,930	10,342
Tier 1 capital (to adjusted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	13,662	12,928
Tier 1 capital (to adjusted assets) For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier 1 capital (to adjusted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%
Tangible capital (to tangible assets) For Capital Adequacy Purposes, Amount	$ 4,099	$ 3,878
Tangible capital (to tangible assets) For Capital Adequacy Purposes, Ratio	1.50%	1.50%